CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 60,605,772	$ 33,440,066	$ 24,313,653
Other comprehensive income, net of tax
Foreign currency translation adjustment	1,315,561	1,614,614	3,127,206
Unrealized (loss)/ gains on available-for-sale securities:
Net unrealized gains/ (loss) on available-for-sale securities, net of tax effect of $30,474, $(8,583) and $(6,615) for years ended February 29, 2012, February 28, 2013 and February 28, 2014	19,844	25,748	(91,421)
Less: Transfer to statements of operations of realized gains on available-for-sale securities, net of tax effect of $nil, $nil and $13,239 for years ended February 29, 2012, February 28, 2013 and February 28, 2014	(39,719)
Other comprehensive income	1,295,686	1,640,362	3,035,785
Comprehensive income	61,901,458	35,080,428	27,349,438
Comprehensive income attributable to TAL Education Group shareholders	$ 61,901,458	$ 35,080,428	$ 27,349,438